UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	July 20,2009
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total:   95268 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     2803    46640 SH       SOLE                    44990              1650
ABBOTT LABORATORIES            COM              002824100      226     4800 SH       SOLE                     4800
AGILENT TECHNOLOGIES INC       COM              00846u101     1145    56365 SH       SOLE                    55990               375
ALEXANDER & BALDWIN INC        COM              014482103      815    34765 SH       SOLE                    33365              1400
AMERICAN EXPRESS COMPANY       COM              025816109     1401    60264 SH       SOLE                    59864               400
APACHE CORP                    COM              037411105      323     4475 SH       SOLE                     4250               225
APPLIED MATERIALS INC          COM              038222105     1033    93835 SH       SOLE                    90710              3125
AT&T INC COM                   COM              00206r102     1283    51665 SH       SOLE                    51665
AUTODESK INC                   COM              052769106      569    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSING INC  COM              053015103     1436    40530 SH       SOLE                    39830               700
BERKSHIRE HATHAWAY B           COM              084670207     2337      807 SH       SOLE                      791                16
BOEING CO                      COM              097023105     1399    32910 SH       SOLE                    32060               850
BOSWELL JG CO COM              COM              101205102      311      581 SH       SOLE                       50               531
CATERPILLAR INC                COM              149123101      820    24830 SH       SOLE                    24230               600
CHEVRON CORP                   COM              166764100     4841    73077 SH       SOLE                    73077
CHUBB CORP                     COM              171232101     2279    57145 SH       SOLE                    54495              2650
COCA COLA CO                   COM              191216100     2774    57795 SH       SOLE                    55245              2550
CONOCOPHILLIPS                 COM              20825c104     1986    47222 SH       SOLE                    45472              1750
CONSTELLATION ENERGY GRP       COM              210371100      206     7735 SH       SOLE                     7735
COSTCO WHOLESALE CORP-NEW      COM              22160k105     1782    38929 SH       SOLE                    38129               800
DEERE & CO                     COM              244199105     1910    47809 SH       SOLE                    46909               900
DOMINION RESOURCES             COM              25746u109      299     8960 SH       SOLE                     6110              2850
E I DU PONT DE NEMOURS & CO    COM              263534109     1890    73760 SH       SOLE                    71260              2500
ELI LILLY & CO                 COM              532457108     3037    87660 SH       SOLE                    84510              3150
EMERSON ELECTRIC CO            COM              291011104     2217    68430 SH       SOLE                    66380              2050
ESTEE LAUDER CO INC CL A       COM              518439104     1500    45915 SH       SOLE                    44565              1350
EXXON MOBIL CORP               COM              30231g102     3922    56095 SH       SOLE                    55345               750
FEDEX CORP                     COM              31428x106     1326    23842 SH       SOLE                    23342               500
GENERAL ELECTRIC CO            COM              369604103     1812   154643 SH       SOLE                   153393              1250
HEWLETT PACKARD CO             COM              428236103      249     6450 SH       SOLE                     6450
HOME DEPOT INC                 COM              437076102     1062    44930 SH       SOLE                    44930
INTEL CORP                     COM              458140100     2928   176904 SH       SOLE                   173754              3150
INTERNATIONAL BUSINESS MACHINE COM              459200101     2286    21894 SH       SOLE                    21694               200
INTUIT INC                     COM              461202103     1283    45510 SH       SOLE                    44960               550
JOHNSON & JOHNSON              COM              478160104     2959    52087 SH       SOLE                    50337              1750
JPMORGAN CHASE & CO            COM              46625h100      240     7050 SH       SOLE                     7050
KELLOGG CO                     COM              487836108     2559    54950 SH       SOLE                    52450              2500
MARRIOTT INTL INC NEW CL A     COM              571903202     1299    58860 SH       SOLE                    58860
MEDTRONIC INC                  COM              585055106     2930    83986 SH       SOLE                    80886              3100
MICROSOFT CORP                 COM              594918104     4238   178282 SH       SOLE                   171582              6700
NEWS CORP CL A                 COM              65248e104     1079   118420 SH       SOLE                   117220              1200
NOBLE ENERGY INC               COM              655044105     1635    27725 SH       SOLE                    27175               550
NORDSTROM INC                  COM              655664100      598    30086 SH       SOLE                    30086
NOVARTIS AG ADR                COM              66987v109     1512    37064 SH       SOLE                    36664               400
PROCTER & GAMBLE CO            COM              742718109     3410    66723 SH       SOLE                    64623              2100
SCHLUMBERGER LIMITED COMSTK US COM              806857108     2314    42762 SH       SOLE                    42062               700
SIEMENS AG ADR-EACH CNVINTO 1  COM              826197501     1214    17545 SH       SOLE                    17345               200
SIGMA-ALDRICH CORP             COM              826552101     1658    33460 SH       SOLE                    32860               600
SONY CORP                      COM              835699307      915    35365 SH       SOLE                    34965               400
STATE STREET CORP              COM              857477103     1280    27110 SH       SOLE                    26560               550
SYSCO CORP                     COM              871829107     1658    73755 SH       SOLE                    70505              3250
US BANCORP DEL COMNEW          COM              902973304      921    51370 SH       SOLE                    50370              1000
WAL-MART STORES INC            COM              931142103     2736    56483 SH       SOLE                    53783              2700
WALT DISNEY CO HOLDING CO      COM              254687106     2073    88870 SH       SOLE                    87170              1700
WASHINGTON POST CO-CL B        COM              939640108     1121     3183 SH       SOLE                     3133                50
WELLS FARGO & CO               COM              949746101     1431    58976 SH       SOLE                    56626              2350
Report Summary		     56 Data Records    (X1000)    95268 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
